SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases effect cash flow statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Depreciation and Amortization	R$ 1,807,429	R$ 1,701,989	R$ 1,523,906
Financing Activities
Total value of promissory notes liquidated	12,463,148	R$ 6,374,321	R$ 5,493,574
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Depreciation and Amortization	81,177
Charges - Leasing	21,781
Financing Activities
Total value of promissory notes liquidated	R$ 115,366